Segment information and operations by geographic area - Net Revenues by Geographic Location (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment information
Total net revenue	¥ 15,736,876	¥ 13,525,407	¥ 11,295,523
Total long-lived fixed assets	5,219,501	4,365,348
China
Segment information
Total net revenue	8,080,921	5,819,828	3,741,732
Outside china:
Segment information
Total net revenue	7,655,955	7,705,579	7,553,791
Japan
Segment information
Total net revenue	1,401,243	2,437,507	3,852,572
Rest of the world
Segment information
Total net revenue	6,254,712	¥ 5,268,072	¥ 3,701,219
Malaysia
Segment information
Total long-lived fixed assets	¥ 637,508